Fair Value Measurements (Details 3) (Commodity contracts, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Fair Market Value of Oil Derivative Contracts Committed		$ 3,989
Derivative instruments not designated as hedging instruments | Oil
Assets
Fair Market Value of Oil Derivative Contracts Committed	1,211	5,100	2,503
Liabilities
Fair Value, Liability Derivatives	11,177	1,111	8,462
Derivative instruments not designated as hedging instruments | Oil | Derivative assets - current
Assets
Fair Market Value of Oil Derivative Contracts Committed		2,246
Derivative instruments not designated as hedging instruments | Oil | Derivative assets - noncurrent
Assets
Fair Market Value of Oil Derivative Contracts Committed	1,211	2,854	2,503
Derivative instruments not designated as hedging instruments | Oil | Derivative liabilities - current
Liabilities
Fair Value, Liability Derivatives	10,185	592	5,908
Derivative instruments not designated as hedging instruments | Oil | Derivative liabilities - noncurrent
Liabilities
Fair Value, Liability Derivatives	$ 992	$ 519	$ 2,554